Short-Term Loan (Tables)	12 Months Ended
Dec. 31, 2023
Short Term Loan [Abstract]
Schedule of Composition	Composition:
	December 31,
	2023	2022
	USD in thousands
Short-term loan (1)-(8)	11,750	13,417
Accrued interest	128	15
	11,878	13,432
(1)	Loan received in July 2020, by Comsec Distribution (fully owned subsidiary), with an original principal amount of NIS 5,000 thousand $)1,452 thousand), bearing annual interest of Prime (Bank of Israel intrabank plus 1.5%) + 1.95%. and repayable in 24 instalments from July 2022. As of December 31, 2023 the remaining principal amount is $906 thousand.
(2)	Loan received in September 2021, by Comsec Ltd (fully owned subsidiary), with an original principal amount of NIS 980 thousand ($309 thousand), unlinked and bearing annual interest of Prime (Bank of Israel intrabank) + 1.5%. As of December 31, 2023 the remaining principal amount is $110 thousand.
(3)	Loan received in September 2021, by Comsec Ltd (fully owned subsidiary), with an original principal amount of NIS 6,000 thousand ($1,934 thousand) and repayable in two annual instalments from September 2023, linked and bearing annual interest of Prime (Bank of Israel intrabank plus 1.5%) + 1.95%. As of December 31, 2023 the remaining principal amount is $831 thousand.
(4)	Loan received in August 2022, by Aginix, a second-tier subsidiary, with an original principal amount of NIS 1,000 thousand ($274 thousand) and repayable in 10 instalments from June 2023. The loan bearing interest of 7.25%. As of December 31, 2023 the remaining principal amount is $118 thousand.
(5)	On-call loans received by Comsec, in an aggregate principal amount of NIS 34,106 thousand ($9,692 thousand). As of December 31, 2023 the remaining principal amount is $5,497 thousand.

(6)	Loan received in May 2023, by Qpoint, with an original principal amount of NIS 1,700 thousand ($469 thousand) and repayable in 12 instalments from June 2023. The loan bearing interest of Prime + 1.01%. As of December 31, 2023 the remaining principal amount is $380 thousand.
(7)	Loan received in January 2023, by HUB, in an aggregate principal amount of NIS 3,300 thousand ($900 thousand) and repayable in one instalment in January 2026 in an amount of $1,000 thousand. The loan bearing interest of 12%. As of December 31, 2023 the remaining principal amount is $1,041 thousand (including an interest of $112 thousand). The Company did not meet the repayment terms, therefore the loan is classified as short-term loan.

(8)	See information related to a loan received from Dominion in Note 20d.